Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
October 31, 2025
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 92.5%
Security	Principal Amount (000's omitted)	Value
Education — 5.7%
Allegheny County Higher Education Building Authority, PA, (Carnegie Mellon University), 3.279%, (70% of SOFR + 0.29%), 8/1/27 (Put Date), 2/1/33(1)	$1,000	$ 995,835
Massachusetts Development Finance Agency, (Harvard University), 5.00% to 5/13/32 (Put Date), 5/15/55	1,000	1,141,588
Metropolitan State University of Denver, CO, (Student Housing and Event Center), 5.00%, 12/1/36	1,000	1,150,729
New Jersey Educational Facilities Authority, (Princeton University), 5.00% to 7/1/31 (Put Date), 7/1/64	1,000	1,112,765
		$ 4,400,917
Electric Utilities — 5.2%
Burke County Development Authority, GA, (Oglethorpe Power Corp.), 3.60% to 2/1/30 (Put Date), 11/1/45	$1,125	$ 1,142,876
Foley Utilities Board, AL, 5.00%, 11/1/31	900	1,012,800
Fremont, NE, Combined Utilities Revenue, 1.75%, 7/15/33	1,600	1,346,238
Seattle, WA, Municipal Light and Power Revenue, 3.47%, (SIFMA + 0.25%), 5/1/45(1)	500	495,997
		$ 3,997,911
General Obligations — 34.5%
Amherst, NY, 3.00%, 11/1/31	$500	$ 498,910
Bexar County, TX, 3.00%, 6/15/30	2,300	2,300,119
California, 3.60%, 12/1/36	1,000	1,013,070
Chaffey Joint Union High School District, CA, (Election of 2012), 0.00%, 8/1/32	100	81,904
Columbia School District, MO, 2.10%, 3/1/27	500	492,915
Connecticut, 5.00%, 12/1/30	500	558,088
David Douglas School District No. 40, OR:
0.00%, 6/15/26	525	515,139
0.00%, 6/15/27	135	128,495
0.00%, 6/15/28	90	83,093
0.00%, 6/15/30	155	134,263
Eugene School District No. 4J, OR, Lane County, 3.00%, 6/15/34	850	838,574
Forest Lake, MN, 2.15%, 2/1/27	300	295,423
Fort Bend County Water Control and Improvement District No. 2, TX, 5.00%, 9/1/36(2)	1,485	1,611,396
Frisco, TX, 2.00%, 2/15/33	65	59,231
Hays Consolidated Independent School District, TX, (PSF Guaranteed), 3.25%, 2/15/32	1,000	1,005,194
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/32	$600	$ 488,049
Lewisville, TX, 2.75%, 2/15/33	630	620,574
Lockhart Independent School District, TX, (PSF Guaranteed), 5.00%, 8/1/33	155	155,281
Loudoun County, VA, 1.625%, 12/1/34	1,000	830,222
New York, NY:
5.00%, 10/1/35	1,000	1,036,713
5.00%, 8/1/38	1,000	1,010,247
Norfolk, VA, 5.00%, 9/1/39	1,000	1,095,569
North Carolina:
2.00%, 6/1/33	1,365	1,250,654
3.00%, 6/1/31	2,500	2,501,194
Oregon, 5.00%, 5/15/34	1,500	1,646,402
Pennsylvania, 4.00%, 5/1/32	500	526,927
Roseville Joint Union High School District, CA, (Election of 2007), 0.00%, 8/1/35	115	82,576
Rutherford County, TN, 1.50%, 4/1/33	1,500	1,286,360
Sheldon Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/32	200	200,061
Somerville, MA, 1.75%, 10/15/33	3,000	2,608,127
Spring-Ford Area School District, PA:
5.00%, 4/1/27	280	289,177
5.00%, 4/1/30	135	148,267
St. Cloud Independent School District No. 742, MN, 0.00%, 2/1/27	200	192,577
Tuscaloosa, AL, 5.00%, 8/1/34	680	792,874
Umatilla School District No. 6R, OR:
0.00%, 6/15/26	20	19,616
0.00%, 6/15/27	150	142,613
Washington County School District No. 13 Banks, OR, 0.00%, 6/15/32	175	141,109
		$26,681,003
Hospital — 4.2%
California Health Facilities Financing Authority, (Adventist Health System/West), 5.00%, 12/1/35	$750	$ 849,696
Center City, MN, (Hazelden Betty Ford Foundation):
5.00%, 11/1/30	250	269,603
5.00%, 11/1/31	210	229,273
5.00%, 11/1/32	275	303,123
Connecticut Health and Educational Facilities Authority, (Yale-New Haven Health), 5.00% to 7/1/29 (Put Date), 7/1/49	500	533,257

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board, TN, (Vanderbilt University Medical Center), 5.00%, 7/1/28	$1,000	$ 1,052,231
San Diego County, CA, (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/25	35	35,000
		$ 3,272,183
Housing — 8.6%
Connecticut Housing Finance Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 5.50%, 11/15/52	$380	$ 396,859
Nebraska Investment Finance Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 5.50%, 3/1/52	730	769,237
Ohio Housing Finance Agency:
Social Bonds, (FHLMC), (FNMA), (GNMA), 5.75%, 3/1/54	600	633,554
Social Bonds, (FHLMC), (FNMA), (GNMA), 6.25%, 3/1/55	955	1,039,993
Pennsylvania Housing Finance Agency, SFMR, 2.10%, 4/1/28	115	112,303
South Dakota Housing Development Authority, (FHLMC), (FNMA), (GNMA), 6.25%, 5/1/55	950	1,034,106
Tennessee Housing Development Agency, Social Bonds, 5.50%, 1/1/53	790	825,563
Texas Department of Housing and Community Affairs, Social Bonds, (GNMA), 5.75%, 1/1/53	1,695	1,822,057
		$ 6,633,672
Industrial Development Revenue — 1.1%
Parish of St. John the Baptist, LA, (Marathon Oil Corp.), 3.30% to 7/3/28 (Put Date), 6/1/37	$800	$ 810,060
		$ 810,060
Insured - General Obligations — 3.0%
Clifton, NJ, (BAM), 2.00%, 8/15/33	$750	$ 657,150
Royse City, TX, (BAM), 5.00%, 8/15/35	1,420	1,626,511
		$ 2,283,661
Insured - Lease Revenue/Certificates of Participation — 0.2%
Highlands County School Board, FL, (BAM), 5.00%, 3/1/26	$180	$ 180,271
		$ 180,271
Insured - Special Tax Revenue — 1.5%
Downtown Revitalization Public Infrastructure District, UT, (AG), 5.00%, 6/1/34	$1,000	$ 1,150,530
		$ 1,150,530
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 0.3%
St. Charles County Public Water Supply District No. 2, MO, 3.00%, 12/1/25	$250	$ 249,984
		$ 249,984
Other Revenue — 12.6%
Black Belt Energy Gas District, AL, 5.25% to 9/1/32 (Put Date), 5/1/55	$750	$ 823,555
California Community Choice Financing Authority, Clean Energy Project Revenue:
Green Bonds, 4.00% to 8/1/31 (Put Date), 2/1/52	840	858,500
Green Bonds, 5.00% to 5/1/35 (Put Date), 10/1/56	2,000	2,204,118
Energy Southeast A Cooperative District, AL, 5.00%, 11/1/35	1,500	1,616,487
Fort Myers, FL, Capital Improvement Revenue:
5.00%, 12/1/27	155	155,257
5.00%, 12/1/28	270	270,435
5.00%, 12/1/29	600	600,909
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 5.00% to 3/1/30 (Put Date), 7/1/53	2,000	2,144,291
New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue, 5.00% to 11/1/30 (Put Date), 6/1/54	1,000	1,073,813
		$ 9,747,365
Senior Living/Life Care — 6.6%
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.):
5.00%, 11/15/25	$60	$ 60,021
5.00%, 11/15/29	830	830,933
California Municipal Finance Authority, (PRS California Obligated Group):
5.00%, 4/1/26	450	452,904
5.00%, 4/1/27	365	373,485
5.00%, 4/1/30	200	214,335
Lancaster Municipal Authority, PA, (Garden Spot Village), 5.00%, 5/1/30	200	213,443
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services):
5.00%, 2/1/27	760	771,264
5.00%, 2/1/28	950	975,294
Virginia Small Business Financing Authority, (Lifespire of Virginia), 5.00%, 12/1/34	1,000	1,088,063
West Cornwall Township Municipal Authority, PA, (Lebanon Valley Brethren Home):
4.00%, 11/15/25	125	124,976
4.00%, 11/15/28	30	29,869
		$ 5,134,587

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 1.6%
Battery Park City Authority, NY, (SPA: TD Bank, N.A.), 4.00%, 11/1/38(3)	$1,215	$ 1,215,000
		$ 1,215,000
Transportation — 1.4%
Maryland Department of Transportation, 3.00%, 10/1/31	$560	$ 562,903
Virgin Islands Transportation and Infrastructure Corp., 5.00%, 9/1/31	500	543,124
		$ 1,106,027
Water and Sewer — 6.0%
New York City Municipal Water Finance Authority, 5.00%, 6/15/45	$2,000	$ 2,042,668
Southeast Energy Authority, AL, (Project No. 2), 4.00% to 12/1/31 (Put Date), 12/1/51	2,500	2,574,524
		$ 4,617,192
Total Tax-Exempt Municipal Obligations (identified cost $69,831,109)		$71,480,363

Short-Term Investments — 8.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.00%(4)	6,631,323	$ 6,631,323
Total Short-Term Investments (identified cost $6,631,323)		$ 6,631,323
Total Investments — 101.1% (identified cost $76,462,432)		$78,111,686
Other Assets, Less Liabilities — (1.1)%		$ (853,295)
Net Assets — 100.0%		$77,258,391
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Floating rate security. The stated interest rate represents the rate in effect at October 31, 2025.
(2)	When-issued security.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at October 31, 2025.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of October 31, 2025.
At October 31, 2025, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:
Texas	12.9%
Others, representing less than 10% individually	79.6%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At October 31, 2025, 4.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.5% to 3.1% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at October 31, 2025.
Affiliated Investments
At October 31, 2025, the value of the Fund’s investment in funds that may be deemed to be affiliated was $6,631,323, which represents 8.6% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended October 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$4,718,294	$37,025,009	$(35,111,980)	$ —	$ —	$6,631,323	$105,847	6,631,323
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$71,480,363	$ —	$71,480,363
Short-Term Investments	6,631,323	—	—	6,631,323
Total Investments	$6,631,323	$71,480,363	$ —	$78,111,686
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.
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